Unconsolidated Affiliates Financial Information Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Revenue	$ 148,349	$ 156,092	$ 149,332	$ 154,674	$ 169,078	$ 140,105	$ 133,217	$ 123,529	$ 608,447	$ 565,929	$ 459,153
Net Income	24,187	50,228	51,606	52,366	66,305	48,173	41,083	38,776	178,455	194,337	195,227
Unconsolidated Affiliates
Schedule of Investments [Line Items]
Revenue									308,845	1,150
Operating expenses									97,594	195
Net Income									$ 211,361	$ 955